                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2008
                  Check here if Amendment [_] Amendment Number:
                                                                ---------

                        This Amendment (Check only one):

                         [_] is a restatement.
                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:


/s/ Carol A. McCoy
-------------------------------------
(Signature)
Birmingham, AL
May 15, 2008

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              Form 13F Summary Page

                                 Report Summary:

Number of  Other Included Managers:      0

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total:

     $83,569 (thousands)

List of Other Included Managers: None

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

          Column 1              Column 2   Column 3   Column 4      Column 5         Column 6   Column 7       Column 8
------------------------------  --------  ---------  ---------  ------------------  ----------  --------  ------------------
                                                                                                           Voting authority
                                                                                                           ----------------
               Name of          Title of               Value    Shrs or  SH/  Put/  Investment    Other
               Issuer             Class     CUSIP    (x $1000)  prn amt  PRN  Call  Discretion  Managers  Sole  Shared  None
---  -------------------------  --------  ---------  ---------  -------  ---  ----  ----------  --------  ----  ------  ----
1    Allstate Corp               Common   020002101    12087     251500   SH           Sole                 X
2    American Express Co         Common   025816109     5028     115000   SH           Sole                 X
3    Arcelormittal Sa            Common   03938L104     8834     108000   SH           Sole                 X
     Luxembourg NY
4    Argo Group International    Common   G0464B107      375      10561   SH           Sole                 X
     Holdings Ltd
5    Bank of America Corp        Common   060505104     9114     240400   SH           Sole                 X
6    Cummins Inc.                Common   231021106     2809      60000   SH           Sole                 X
7    Encana Corp                 Common   292505104     7408      97800   SH           Sole                 X
8    Hartford Finl Svc Grp Inc   Common   416515104     2796      36900   SH           Sole                 X
9    Lowe's Cos Inc              Common    54861107     2489     108500   SH           Sole                 X
10   Methanex Corp               Common   59151K108     5901     225500   SH           Sole                 X
11   Safeco Corp                 Common   786429100     9640     219700   SH           Sole                 X
12   Seaboard Corp               Common   811543107     3495       2233   SH           Sole                 X
13   Steel Dynamics Inc.         Common   858119100     1553      94000   SH           Sole                 X
14   Torchmark Corp              Common   891027104     3847      64000   SH           Sole                 X
15   US Bancorp                  Common   902973304     7753     239600   SH           Sole                 X
16   Westlake Chemical Corp      Common   960413102      446      34200   SH           Sole                 X